Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) EquityInstruments in Thousands, $ in Thousands, shares in Millions		12 Months Ended
	Apr. 02, 2013	Dec. 31, 2018 MXN ($) EquityInstruments $ / shares	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 EquityInstruments MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 shares
Share based payment arrangements
Cash contributions to the trust held for Long-Term Retention Plan | $		$ 1,100,000	$ 2,500,000
Long-Term Retention Plan
Share based payment arrangements
Maximum percentage of capital granted annually in CPOs	1.50%
Shares sold in open market | shares						61.7
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust		71.00%
Percentage of CPOs or its equivalents held in the form other than CPO by trust		29.00%
Number reserved for future vesting | shares						97.4
Vesting price (in pesos per CPO) | $ / shares		$ 36.52
Number of CPOs owned by trust for employees | shares						2.6
CPOs | Long-Term Retention Plan
Share based payment arrangements
Shares outstanding | EquityInstruments		179,051	157,915	146,293
Shares vested | EquityInstruments		6,897	21,962
CPOs | Retention Plan Trust
Share based payment arrangements
Shares outstanding		162,200			162,200
Shares vested		34,300	42,500	37,000
Minimum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 85.70
Maximum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 52.05